Stock-based Compensation - Schedule of Stock Option Activity (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning balance	566,045	566,045	843,648
Number of Options, Granted			54,909
Number of Options, Forfeited			(332,512)
Number of Options, Exercised
Number of Options Outstanding, Ending balance	480,703	566,045	566,045
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 14.80	$ 16.43	$ 16.41
Weighted Average Exercise Price, Granted			19.70
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Outstanding, Ending balance	$ 14.55	$ 14.80	$ 16.43
Weighted Average Life (Years), Outstanding, Beginning balance	4 years 7 months 6 days	6 years 6 months 21 days	7 years 6 months 18 days
Weighted Average Life (Years), Granted			10 years
Weighted Average Life (Years), Outstanding. Ending balance	5 years 1 month 24 days	4 years 7 months 6 days	6 years 6 months 21 days
Aggregate Intrinsic Value, Outstanding, Beginning balance			$ 4,373,120
Aggregate Intrinsic Value, Outstanding, Ending balance